Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 20, 2013
Registrant Name	dei_EntityRegistrantName	Cohen & Steers MLP & Energy Opportunity Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001580956
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 20, 2013
Prospectus Date	rr_ProspectusDate	Dec. 19, 2013